NPORT-EX

Upright Growth and Income Fund

Schedule of Investments

December 31, 2022 (unaudited)

Description	Quantity	Market Value
Equities
Aero Space 1.95%
Direxion Daily Aerospace	1,500	$ 29,865

AI Technology 0.59%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	750	9,015

Consumer 0.99%
Bed Bath & Beyond Inc.	1,500	3,765
Tapestry, Inc.	300	11,424
		$ 15,189

Drug Manufacturer-other 10.50%
AbbVie Inc.	600	96,966
Teva Pharmaceutical Industries Limited* ADR	7,000	63,840
		$ 160,806

Electrical Industry 0.68%
General Electric Company	125	10,474

Electronic Equipment 6.63%
Apple Inc.	400	51,972
Plug Power Inc.*	4,000	49,480
		$ 101,452

Exchange Traded Funds 5.55%
Direxion Daily Dow Jones Internet Bull 3x Shares	9,000	51,390
Direxion Daily Semiconductor Bull 3x Shares	3,000	29,010
ProShares S&P 500 Dividend Aristocrats ETF	50	4,500
		$ 84,900

Financial Services 12.48%
Direxion Daily Financial Bull 3x Shares	1,300	95,615
Goldman Sachs Group Inc.	200	68,676
JP Morgan Chase & Company	200	26,820
		$ 191,111

Healthcare Services 1.83%
CVS Health Corporation	300	27,957

IC Design 20.28%
Himax Technologies, Inc. ADR	50,000	310,500

Industrial General Business 2.09%
Direxion Daily Industrials Bull 3x Shares	1,000	31,960

Leisure 1.14%
The Walt Disney Company	200	17,376

MID Cap 2.31%
Direxion Daily Mid Cap Bull 3x ETF	1,000	35,290

MSCI-ETF 1.28%
Direxion Daily MSCI Real Estate Bull 3x Shares	2,000	19,600

Oil 2.16%
Exxon Mobil Corporation	300	33,090

Pharmaceutical 1.81%
Direxion Daily Pharmaceutical & Medical Bull 3x Shares	1,000	8,970
Walgreens Boots Alliance, Inc.	500	18,680
		$ 27,650

Semiconductor 25.32%
ASE Technology Holding Company, Limited ADR	10,000	$ 62,700
Nvidia Corporation	600	87,684
Silicon Motion Technology Corporation ADR	1,500	97,485
Taiwan Semiconductor Manufacturing Company Limited ADR	1,000	74,490
United Microelectronics Corporation ADR	10,000	65,300
		387,659

		$ 1,493,893

Short Term Investments 4.28%
Fidelity Government Portfolio Class Institutional	43,648	$ 43,648
First American Treasury Obligation Fund Class Z	972	972
First American Government Obligation Fund Class Z	9,123	9,123
MSIL Fund Treasury Portfolio Institutional	2,842	2,842
MSIL Fund Government Portfolio Institutional	8,882	8,882
		$ 65,467

Total Investments (Cost $1,531,401) 101.85%		$ 1,559,360
Other Assets less Liabilities -1.85%		$ (28,265)
Net Assets 100%		$ 1,531,095

*Non income producing securities

ADR – American Depository Receipt

As of December 31, 2022, the gross unrealized appreciation for all securities totaled $374,141 and the gross unrealized depreciation for all securities totaled $346,182 for a net unrealized appreciation of $27,960 for tax purposes. The aggregate cost of securities including cash and money funds on December 31, 2022 was $1,535,031.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009. The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2022:

Level 1	$1,559,360
Level 2	-
Level 3	-
Total	$1,559,360